LEASES	12 Months Ended
Dec. 31, 2023
ConnectM Before Business Combination
LEASES

NOTE 11: LEASES

The Company’s operating lease portfolio primarily includes corporate offices and call centers. The majority of its leases have remaining lease terms of one year to five years, some of which include options to extend the leases for up to five years, and others include options to terminate the leases within one year. Exercises of lease renewal options are typically at the Company’s sole discretion and are included in its ROU assets and lease liabilities based upon whether the Company is reasonably certain of exercising the renewal options. The Company has lease agreements with lease and non-lease components, which are accounted for together as lease components. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company’s leases do not require any contingent rental payments or impose any financial restrictions. The Company’s leases do not include residual value guarantees or renewal options. Some of the Company’s leases do include escalation clauses. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not act as a lessor in any lease arrangements.

The components of lease expenses were as follows for the years ended December 31, 2023 and 2022:

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Operating lease costs(1)	$168,995	$111,062
Finance lease costs
Amortization of ROU assets	118,851	87,184
Interest on lease liabilities	18,956	26,643
Total lease costs	$306,802	$224,889
(1)	The total cash paid for amounts included in the measurement of lease liabilities for years ended December 31, 2023 and 2022 included the following:

	December 31,	December 31,
	2023	2022
Operating cash outflows from operating leases	$(166,060)	$(109,952)
Financing cash outflows from finance leases	(90,409)	(57,098)

Lease term and discount rate were as follows:

	December 31, 2023
Weighted-average remaining lease term (in years)
Operating leases	2.52	years
Finance leases	2.55	years
Weighted-average discount rate
Operating leases	8.00%
Finance leases	8.00%

Maturities of lease liabilities under non-cancelable leases as of December 31, 2023 are summarized as follows:

	Finance
	Leases	Operating Leases	Total
2024	118,020	120,425	238,445
2025	116,266	119,007	235,273
2026	65,393	51,434	116,827
2027	24,840	23,218	48,058
Total undiscounted lease payments	324,519	314,084	638,603
Less: imputed interest	(22,333)	(26,237)	(48,570)
Total lease liabilities	$302,186	$287,847	$590,033